Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Entity Shell Company	false
Entity File Number	001-42208
Entity Registrant Name	XCHG Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	XCharge Europe GmbH
Entity Address, Address Line Two	Heselstücken 18
Entity Address, City or Town	Hamburg
Entity Address, Country	DE
Title of 12(b) Security	American depositary shares, each representing 40 Class A ordinary shares, par value US$0.00001 per share
Trading Symbol	XCH
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Central Index Key	0001979887
Entity Filer Category	Non-accelerated Filer
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Auditor Name	Marcum Asia CPAs LLP	KPMG Huazhen LLP
Auditor Firm ID	5395	1186
Auditor Location	New York, New York	Beijing, China
Entity Address, Postal Zip Code	22453
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Document Shell Company Report	false
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of XCHG Limited (the “Company”) as of December 31, 2025 and 2024, the related consolidated statements of comprehensive loss, changes in shareholders’ (deficit) equity and cash flows for each of the two years in the period ended December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statements of comprehensive loss, changes in shareholders’ deficit and cash flows of XCHG Limited and subsidiaries (the Company) for the year ended December 31, 2023, and the related notes (collectively, the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the results of operations of the Company and its cash flows for the year ended December 31, 2023, in conformity with U.S. generally accepted accounting principles.

Business Contact
Document Information [Line Items]
Contact Personnel Name	Yifei Hou
Entity Address, Address Line One	XCharge Europe GmbH
Entity Address, Address Line Two	Heselstücken 18
Entity Address, City or Town	Hamburg
Entity Address, Country	DE
City Area Code	+49
Local Phone Number	4057128593
Contact Personnel Email Address	simon@xcharge.com
Entity Address, Postal Zip Code	22453
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2,160,310,915
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	741,254,447